Assets held for sale	12 Months Ended
Dec. 31, 2023
Assets held for sale
Assets held for sale

18 Assets held for sale

Assets held for sale amount to $nil (2022: $150m; 2021: $368m).

In 2022, Assets held for sale comprised Property, plant and equipment assets relating to the West Chester site in Ohio, US. The transaction closed on 30 January 2023.

In 2021, Assets held for sale comprised Intangible assets relating to the rights to certain respiratory assets acquired from Almirall and Actavis plc. (including Tudorza and Duaklir). The transaction closed on 4 January 2022.